UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
     Name:             Roumell Asset Management, LLC
     Address:          2 Wisconsin Circle
                       Suite 660
                       Chevy Chase, MD 20815
     13F File Number:  028-11966

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  James Roumell
Title:                 President/Chief Compliance Officer
Phone:                 301-656-8500
Signature,             Place,                       and Date of Signing:
James Roumell          Chevy Chase, Maryland        November 14, 2006

Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      32
Form 13F Information Table Value Total:      $173073

List of Other Included Managers:             None

FORM 13F INFORMATION TABLE
			  	TITLE		         VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER	   VOTING AUTHORITY
NAME OF ISSUER			OF CLASS      CUSIP	(x$1000)PRN AMT	PRN CALL DSCRETN  MGRS	SOLE	SHARED	NONE
----------------------------	---------- -----------	-------	-------	--- ---- -------- -----	------	------	------
AMERICAN SELECT PORT		COM	    029570108	619	49505   SH	SOLE			49505
AMERICAN STRATEGIC INC		COM	    030098107	1131	103300  SH	SOLE			103300
AMERICAN STRATEGIC INC		COM	    03009T101	1425	125042  SH	SOLE			125042
BERKSHIRE HATHAWAY INC		CL B	    084670207	10402	3186	SH	SOLE			3186
CAPITAL SOUTHWEST CO    	COM	    140501107	24069	201517  SH	SOLE			201517
COMSTOCK RES INCORP     	COM NEW	    205768203	6129	224458  SH	SOLE			224458
CONCORD CAMERA CORP		COM	    206156101	479	955367  SH	SOLE			955367
EMS TECHNOLOGIES INC		COM	    26873N108	2708	144200  SH	SOLE			144200
ENTRUST INCORPORATED    	COM	    293848107	5408	1507350	SH	SOLE			1507350
FRANKLIN UNVL TRSH BEN		SH BEN INT  355145103	1585	241788	SH	SOLE			241788
GLENAYRE TECHNOLOGIES 		COM	    377899109	1216	535350	SH	SOLE			535350
INTEL CORPORATION       	COM	    458140100	7926	405279	SH	SOLE			405279
KEYNOTE SYSTEMS INC    		COM	    493308100	4984	470950	SH	SOLE			470950
KITE RLTY GROUP TR REIT 	COM	    49803T102	5003	287825  SH	SOLE			287825
KVH INDUSTRIES INC		COM	    482738101	2365	192500	SH	SOLE			192500
O CHARLEYS INCORPORA    	COM	    670823103	1411	72150   SH	SOLE			72150
PIONEER DRILLING CO	   	COM	    723655106	6545	505150  SH	SOLE			505150
PIONEER NAT RES COMP    	COM	    723787107	8759    219994  SH	SOLE			219994
PMI GROUP INC           	COM	    69344M101	6195    142081  SH	SOLE			142081
PREMIERE GLOBAL SVCS INC	COM	    740585104	5099	592450	SH	SOLE			592450
PUTNAM HIGH YIELD MUN   	SH BEN INT  746781103	3744    527183  SH	SOLE			527183
PUTNAM MANAGED HIGH		SH BEN INT  746819101	11714   1302801 SH	SOLE			1302801
PUTNAM TAX FREE HEALTH  	SH BEN INT  746920107	3518    284133  SH	SOLE			284133
QAD INCORPORATED        	COM	    74727D108	6397    781728  SH	SOLE			781728
SELIGMAN QUALITY MUN FD 	COM	    816343107	1311	99600   SH	SOLE			99600
SPECTRALINK CORPORATION 	COM	    847580107	3501    410015  SH	SOLE			410015
SUPERIOR INDUSTRIES INT		COM	    868168105	4220    248064  SH	SOLE			248064
TECUMSEH PRODS CO		CL A	    878895200	6388	410500	SH	SOLE			410500
TEJON RANCH CO DEL		COM	    879080109	14339   326698  SH	SOLE			326698
TOPPS CO			COM	    890786106	4419    496426  SH	SOLE			496426
TRIQUENT SEMICONDUCTOR INC	COM	    89674K103	1828	354700	SH	SOLE			354700
WASHINGTON POST COMP    	CL B	    939640108	8236    11184   SH	SOLE			11184